UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22746

American Funds Inflation Linked Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

Steven I. Koszalka

American Funds Inflation Linked Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Inflation Linked Bond FundSM
Investment portfolio
February 28, 2015
unaudited
Bonds, notes & other debt instruments 98.86% U.S. Treasury bonds & notes 93.56% U.S. Treasury inflation-protected securities 93.45%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2016[1]	$14,893	$15,064
U.S. Treasury Inflation-Protected Security 2.00% 2016[1]	31,352	32,204
U.S. Treasury Inflation-Protected Security 0.125% 2017[1]	24,399	24,842
U.S. Treasury Inflation-Protected Security 0.125% 2018[1,2]	5,689	5,794
U.S. Treasury Inflation-Protected Security 0.125% 2019[1]	107,628	109,425
U.S. Treasury Inflation-Protected Security1.875% 2019[1]	40,911	45,077
U.S. Treasury Inflation-Protected Security 1.375% 2020[1]	28,233	30,493
U.S. Treasury Inflation-Protected Security 0.625% 2021[1,2]	35,423	37,124
U.S. Treasury Inflation-Protected Security 1.125% 2021[1]	10,734	11,519
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	31,552	31,894
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	10,375	10,469
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	30,468	30,618
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	27,243	27,960
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	18,200	18,031
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	61,389	64,064
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	45,680	46,075
U.S. Treasury Inflation-Protected Security 2.375% 2025[1]	25,351	30,810
U.S. Treasury Inflation-Protected Security 2.00% 2026[1]	39,042	46,385
U.S. Treasury Inflation-Protected Security 2.375% 2027[1]	36,329	45,013
U.S. Treasury Inflation-Protected Security 1.75% 2028[1]	19,055	22,359
U.S. Treasury Inflation-Protected Security 2.5% 2029[1]	24,061	30,854
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	10,213	10,104
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]	17,078	20,274
U.S. Treasury Inflation-Protected Security 0.75% 2045[1]	85,291	87,182
		833,634
U.S. Treasury 0.11%
U.S. Treasury 2.50% 2045	1,000	981
Total U.S. Treasury bonds & notes		834,615
Corporate bonds & notes 4.63% Energy 2.34%
Chevron Corp. 1.961% 2020	6,990	6,994
Ecopetrol SA 5.875% 2045	545	526
Petróleos Mexicanos 7.47% 2026	MXN199,130	13,100
Phillips 66 Partners LP 4.68% 2045	$290	297
		20,917
Materials 0.87%
Agrium Inc. 3.375% 2025	5,000	4,992
Agrium Inc. 4.125% 2035	2,770	2,740
		7,732
Information technology 0.67%
Xerox Corp. 4.80% 2035	6,000	5,974
American Funds Inflation Linked Bond Fund — Page 1 of 5

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 0.48%	Principal amount (000)	Value (000)
Eli Lilly and Co. 3.70% 2045	$4,000	$4,004
Pfizer Inc. 0.541% 2018[3]	300	300
		4,304
Financials 0.27%
American Campus Communities, Inc. 4.125% 2024	1,000	1,043
American Express Co. 0.852% 2018[3]	300	301
DDR Corp. 3.625% 2025	1,035	1,037
		2,381
Total corporate bonds & notes		41,308
Bonds & notes of governments & government agencies outside the U.S. 0.62%
Japanese Government, Series 18, 0.10% 2024[1]	¥615,600	5,478
South Africa (Republic of), Series 197, 5.50% 2023[1]	ZAR596	66
		5,544
Mortgage-backed obligations 0.05% Commercial mortgage-backed securities 0.05%
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[3,4]	$200	214
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[3,4]	156	169
Total mortgage-backed obligations		383
Total bonds, notes & other debt instruments (cost: $862,216,000)		881,850
Short-term securities 3.72%
Emerson Electric Co. 0.13% due 3/19/2015[5]	200	200
Federal Home Loan Bank 0.07%–0.08% due 3/18/2015–5/1/2015	2,600	2,600
General Electric Co. 0.07% due 3/2/2015	8,000	8,000
McDonald’s Corp. 0.10% due 5/15/2015[5]	12,400	12,396
Precision Castparts Corp. 0.12% due 7/6/2015[5]	10,000	9,991
Total short-term securities (cost: $33,193,000)		33,187
Total investment securities 102.58% (cost: $895,409,000)		915,037
Other assets less liabilities (2.58)%		(22,999)
Net assets 100.00%		$892,038
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $15,258,000 over the prior eight-month period.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 2/28/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Japanese yen	3/20/2015	HSBC Bank	$5,436	¥648,000	$18
Mexican pesos	3/10/2015	Citibank	$4,533	MXN67,000	48
					$66
American Funds Inflation Linked Bond Fund — Page 2 of 5

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $945,225,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 2/28/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.3265%	3/17/2015	$200,000	$12
Pay	LCH.Clearnet	3-month USD-LIBOR	0.378	9/15/2015	1,500,000	15
Receive	LCH.Clearnet	3-month USD-LIBOR	0.461	2/14/2016	1,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	0.801	9/26/2016	37,500	(60)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.908	2/26/2017	120,000	(94)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8805	3/3/2017	50,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	1.256	2/13/2018	30,000	46
Receive	LCH.Clearnet	3-month USD-LIBOR	1.219	3/3/2018	50,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	2.42	12/30/2018	40,000	313
Receive	LCH.Clearnet	3-month USD-LIBOR	2.34	12/31/2018	41,600	261
Receive	LCH.Clearnet	3-month USD-LIBOR	2.165	1/9/2019	48,400	130
Receive	LCH.Clearnet	3-month USD-LIBOR	2.04	1/9/2019	41,000	11
Receive	LCH.Clearnet	3-month USD-LIBOR	1.92	1/17/2019	34,000	(75)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.946	9/26/2019	26,000	433
Receive	LCH.Clearnet	3-month USD-LIBOR	1.631	2/27/2020	20,000	(12)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.599	3/2/2020	50,000	120
Pay	LCH.Clearnet	3-month USD-LIBOR	1.624	3/2/2020	25,000	29
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86446	1/8/2022	20,000	(22)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6685	9/26/2024	8,500	(434)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.02	12/30/2024	20,000	(336)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9225	12/31/2024	18,400	(232)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.8675	1/6/2025	23,200	(234)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.555	1/8/2025	18,000	65
Pay	LCH.Clearnet	3-month USD-LIBOR	2.58	1/15/2025	15,000	38
Pay	LCH.Clearnet	3-month USD-LIBOR	2.133	3/3/2025	55,000	—
Receive	LCH.Clearnet	3-month USD-LIBOR	2.0925	2/3/2035	15,000	(800)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.8165	12/15/2044	20,000	(1,458)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7085	12/29/2044	4,000	(197)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.167	2/3/2045	11,000	775
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6235	2/23/2045	20,000	(606)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6065	2/24/2045	11,000	(292)
						$(2,604)

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $11,767,000, which represented 1.32% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $22,587,000, which represented 2.53% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
American Funds Inflation Linked Bond Fund — Page 3 of 5

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American Funds Inflation Linked Bond Fund — Page 4 of 5

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2015, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$15,040
Gross unrealized depreciation on investment securities	(2,344)
Net unrealized appreciation on investment securities	12,696
Cost of investment securities	902,341

Key to abbreviations and symbol
¥ = Japanese yen
MXN = Mexican pesos
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-060-0415O-S42255	American Funds Inflation Linked Bond Fund — Page 5 of 5

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended February 28, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Funds Inflation Linked Bond Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Inflation Linked Bond Fund’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INFLATION LINKED BOND FUND

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: April 28, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 28, 2015